Property, Plant and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	March 31, 2025	September 30, 2024
Buildings	$2,408,759	$2,492,661
Machinery and equipment	1,815,545	1,876,477
Automobiles	236,054	244,277
Office and electric equipment	599,562	616,308
Leasehold improvements	351,508	363,753
Construction in progress (1)	2,037,487	-
Subtotal	7,448,915	5,593,476
Less: accumulated depreciation	(4,111,119)	(4,133,190)
Property, plant and equipment, net	$3,337,796	$1,460,286

(1)	The Company constructed a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for its premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The investment budget for the new manufacturing facility is approximately RMB73.2 million (approximately $10.1 million) after VAT deduction. The construction is expected to be completed in October 2025. As of March 31, 2025, total cost incurred for the construction was $2,037,487 (approximately RMB14.8 million).